Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares	Dec. 31, 2019 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 15,210,878	$ 12,830,770	₩ 14,485,747	₩ 14,639,187
Interest income from financial instruments at fair value through other comprehensive income and amortized cost	14,620,490	12,332,762	13,826,382	13,935,124
Interest income from financial instruments at fair value through profit or loss	590,388	498,008	659,365	704,063
Interest expense	(3,981,306)	(3,358,335)	(4,763,473)	(5,442,400)
Net interest income	11,229,572	9,472,435	9,722,274	9,196,787
Fee and commission income	5,323,606	4,490,600	4,527,024	3,879,247
Fee and commission expense	(1,698,023)	(1,432,327)	(1,568,085)	(1,524,243)
Net fee and commission income	3,625,583	3,058,273	2,958,939	2,355,004
Insurance income	16,107,858	13,587,396	14,386,640	12,317,182
Insurance expense	(15,551,147)	(13,117,796)	(14,086,647)	(12,017,670)
Net insurance income	556,711	469,600	299,993	299,512
Net gains on financial instruments at fair value through profit or loss before applying overlay approach	1,160,981	979,318	1,221,610	912,187
Losses on overlay adjustments	(165,677)	(139,753)	(210,244)	(268,315)
Net gains on financial instruments at fair value through profit or loss	995,304	839,565	1,011,366	643,872
Net other operating expenses	(1,923,567)	(1,622,579)	(1,499,930)	(1,063,324)
General and administrative expenses	(7,200,853)	(6,074,106)	(6,814,812)	(6,271,805)
Operating income before provision for credit losses	7,282,750	6,143,188	5,677,830	5,160,046
Provision for credit losses	(1,185,133)	(999,691)	(1,043,498)	(670,185)
Net operating income	6,097,617	5,143,497	4,634,332	4,489,861
Share of profit (loss) of associates and joint ventures	93,526	78,892	(43,750)	16,451
Net other non-operating income (expenses)	(109,537)	(92,397)	189,390	26,886
Net non-operating income (expenses)	(16,011)	(13,505)	145,640	43,337
Profit before income tax expense	6,081,606	5,129,992	4,779,972	4,533,198
Income tax expense	(1,697,225)	(1,431,653)	(1,264,394)	(1,220,570)
Profit for the year	4,384,381	3,698,339	3,515,578	3,312,628
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	(45,510)	(38,389)	(13,434)	(54,523)
Share of other comprehensive income (loss) of associates and joint ventures	51	43	(1)	(105)
Gains (losses) on equity securities at fair value through other comprehensive income	903,398	762,040	822,140	(17,329)
Fair value changes on financial liabilities designated at fair value through profit or loss due to own credit risk	13,715	11,569	8,819	(11,372)
Items that will not be reclassified to profit or loss (Sub Total)	871,654	735,263	817,524	(83,329)
Items that may be reclassified subsequently to profit or loss
Currency translation differences	255,907	215,864	(187,283)	37,861
Gains (losses) on debt securities at fair value through other comprehensive income	(924,698)	(780,007)	(356,572)	35,490
Shares of other comprehensive income (loss) of associates and joint ventures	498	420	(6,846)	7,800
Gains (losses) on cash flow hedging instruments	20,864	17,599	(1,264)	(33,182)
Gains (losses) on hedging instruments of net investments in foreign operations	(57,935)	(48,870)	64,269	(8,900)
Other comprehensive income (loss) arising from separate account	(63,814)	(53,829)	(9,683)	3,364
Gains on overlay adjustment	120,282	101,461	152,125	194,223
Items that may be reclassified subsequently to profit or loss(Sub Total)	(648,896)	(547,362)	(345,254)	236,656
Other comprehensive income for the year, net of tax	222,758	187,901	472,270	153,327
Total comprehensive income for the year	4,607,139	3,886,240	3,987,848	3,465,955
Profit attributable to:
Shareholders of the parent company	4,409,543	3,719,564	3,468,448	3,311,257
Non-controlling interests	(25,162)	(21,225)	47,130	1,371
Profit for the year	4,384,381	3,698,339	3,515,578	3,312,628
Total comprehensive income for the year attributable to:
Shareholders of the parent company	4,610,549	3,889,117	3,966,361	3,464,300
Non-controlling interests	(3,410)	(2,877)	21,487	1,655
Total comprehensive income for the year	₩ 4,607,139	$ 3,886,240	₩ 3,987,848	₩ 3,465,955
Earnings Per Share
Basic earnings per share | (per share)	₩ 11,134	$ 9.39	₩ 8,843	₩ 8,449
Diluted earnings per share | (per share)	₩ 10,890	$ 9.19	₩ 8,730	₩ 8,387